DEPOSITS AND PREPAID EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Deposits and Prepaid Expenses [Abstract]
Schedule Of Deposits and Prepaid Expenses [Table Text Block]
	September 30, 2014	December 31, 2013
Deposits for
- purchases of equipment	$4,372,776	$4,886,048
- acquisition of land use rights	7,826,508	7,826,508
- inventories purchases and miscellaneous	7,693,099	9,771,383
- aquaculture contract	9,404,067	-
- building materials	877,598	1,281,935
- proprietary technologies	-	4,404,210
- construction in progress	23,021,316	23,021,316
Shares issued for employee compensation and overseas professional fee	2,415,099	100,308
	$55,610,463	$51,291,708

# Miscellaneous represents rental and utility deposits, and deposits for sundries purchases and sundries prepaid expenses.

	2013	2012

Deposits for
- purchases of equipment	$4,886,048	$318,192
- acquisition of land use rights	7,826,508	7,826,508
- inventories purchases	9,771,383	2,228,854
- aquaculture contract	-	7,062,600
- building materials	1,281,935	2,000,000
- proprietary technologies	4,404,210	2,254,839
- construction in progress	23,021,316	14,423,021
Miscellaneous	-	4,892,258
Shares issued for employee compensation and overseas professional fee	100,308	271,800
	$51,291,708	$41,278,072